Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 8,799	$ 845
Accounts receivable, net of allowances of $108 and $96, respectively	1,190	2,699
Prepaid expenses and other current assets	120	296
Total current assets	10,109	3,840
Property and equipment, net	230	388
Intangible assets, net	817	3,366
Goodwill	3,640	6,609
TOTAL ASSETS	14,796	14,203
Current liabilities
Accounts payable	3,051	3,807
Accrued license fees	1,155	1,189
Accrued compensation	582	371
Current portion of long term debt	75	273
Warrant derivative liabilities	452	223
Other current liabilities	705	1,261
Total current liabilities	6,020	7,124
Long term debt and convertible debt, net of discounts of $2,147 and $1,856, respectively	3,077	4,461
Total liabilities	9,097	11,585
Stockholders' equity
Preferred stock Series A convertible preferred stock at $0.0001 par value; 100,000 shares authorized, issued and outstanding (liquidation preference of $1,000,000)	100	100
Common stock, $0.0001 par value: 100,000,000 shares authorized; 82,656,945 issued and 76,581,945 outstanding at March 31, 2012; 45,047,224 issued and 41,274,225 outstanding at March 31, 2011;	7	4
Additional paid-in capital	133,300	99,612
Treasury Stock (3,772,999 shares at March 31, 2012 and 2011)	(71)	(71)
Accumulated other comprehensive loss	(194)	(291)
Accumulated deficit	(127,443)	(96,736)
Total stockholders' equity	5,699	2,618
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 14,796	$ 14,203